Share-based compensation Share-based payments - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Dec. 31, 2019 $ / shares shares
EUR-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	720,827	720,827
Granted (in shares)	315,578	315,578
Vested (in shares)	304,322	304,322
Forfeited (in shares)	50,054	50,054
Conditional shares outstanding, ending (in shares)	682,029	682,029
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 120.73
Granted (in usd/eur per share) | € / shares	190.33
Vested (in usd/eur per share) | € / shares	116.82
Forfeited (in usd/eur per share) | € / shares	96.74
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 157.48
US-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	661,182	661,182
Granted (in shares)	255,885	255,885
Vested (in shares)	282,971	282,971
Forfeited (in shares)	55,597	55,597
Conditional shares outstanding, ending (in shares)	578,499	578,499
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 146.78
Granted (in usd/eur per share) | $ / shares		206.90
Vested (in usd/eur per share) | $ / shares		138.04
Forfeited (in usd/eur per share) | $ / shares		138.43
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 179.22